Basis of Preparation (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of initial application of standards or interpretations [line items]
Deferred income	€ 38,946	€ 51,371
Eli Lilly and Company
Disclosure of initial application of standards or interpretations [line items]
Deferred income	€ 38,946	€ 50,930	€ 64,739